SEWARD & KISSEL LLP

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Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

November 12, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Sanford C. Bernstein Fund, Inc. ▪ AB Core Bond Portfolio (File Nos. 033-21844 and 811-05555)

Dear Sir or Madam:

On behalf of the above-referenced fund (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on November 7, 2025.

A definitive form of the Statement of Additional Information for the Fund was filed separately pursuant to Rule 497(c) on November 10, 2025.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Linda Y. Kim Linda Y. Kim